Condensed Consolidated Statements Of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Activities:
Net loss including amounts attributable to noncontrolling interests	$ (3,136,487)	$ (2,009,251)	$ (1,402,979)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,019,223	291,314
Amortization of above- and below-market leases	135,197	28,229
Amortization of lease costs	21,038	1,234
Straight line rent adjustments	(342,275)	(21,441)
Changes in operating assets and liabilities:
Other assets	(96,599)	(80,871)	(22,618)
Due to related parties	357,796	133,396	576,467
Accounts payable and other accrued expenses	125,508	320,177	13,063
Other liabilities	46,709	70,047
Net cash used in operating activities	(869,890)	(1,267,166)	(836,067)
Investing Activities:
Acquisition of properties		(13,985,194)
Development property costs, including land	(69,767,652)	(7,430,247)
Capital expenditures	(656,220)	(4,521)
Payment of lease costs	(281,924)	(12,517)
Net cash used in investing activities	(70,705,796)	(21,432,479)
Financing Activities:
Subscriptions received for common stock through public offering	27,298,507	27,662,471	12,595,865
Stock issuance and offering costs	(4,046,141)	(4,063,225)	(1,789,957)
Redemptions of common stock	(104,494)
Proceeds from mortgage and construction notes payable	37,300,666	7,178,984
Payment of loan costs	(1,221,479)	(361,851)
Contributions from noncontrolling interests	9,332,700	146,588
Distributions to noncontrolling interest	(20,550)
Net cash provided by financing activities	68,539,209	30,562,967	10,805,908
Net Increase (Decrease) in Cash and Cash Equivalents	(3,036,477)	7,863,322	9,969,841
Cash and Cash Equivalents at Beginning of Year	18,032,784	10,169,462	199,621
Cash and Cash Equivalents at End of Year	14,996,307	18,032,784	10,169,462
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest, net of amounts capitalized of approximately $0.8 million, $0.1 million and $0 million, respectively
Amounts incurred but not paid:
Development costs and site improvements	7,579,208	1,364,406
Stock issuance and offering costs	112,151	104,363	50,934
Redemptions of common stock	507,713
Loan costs	6,788
Loan cost amortization capitalized on development properties	285,982	49,656
Liabilities assumed with purchase of real estate		114,806
Noncontrolling interest	192,745	210,712
Stock distributions declared (at par)	$ 4,725	$ 2,239	$ 334